Additional Financial Information (Notes)	12 Months Ended
Mar. 31, 2018
Additional Financial Information [Abstract]
Additional Financial Information
Additional Financial Information

The following tables present supplemental information related to the consolidated financial statements.

Cash and Cash Equivalents

Cash equivalents consist of investments that are readily convertible into cash. Cash equivalents are carried at cost, which approximates fair value. The Company classifies its cash equivalents within Level 1 of the fair value hierarchy because the Company uses quoted market prices to measure the fair value of these investments (see Note 10). The Company monitors concentrations of credit risk with respect to cash and cash equivalents by placing such balances with higher quality financial institutions or investing such amounts in liquid, short-term, highly-rated instruments or investment funds holding similar instruments. As of March 31, 2018, the majority of the Company’s cash and cash equivalents were held in bank depository accounts.

Accounts Receivable, net

Accounts receivable are presented net of reserves for returns and allowances of $56.2 million (March 31, 2017 - $68.6 million) and a provision for doubtful accounts of $7.5 million (March 31, 2017 - $9.0 million).

Other Assets
The composition of the Company’s other assets is as follows as of March 31, 2018 and March 31, 2017:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Other current assets
Prepaid expenses and other	$34.1	$26.1
Product inventory	20.3	23.9
Tax credits receivable	141.4	145.9
	$195.8	$195.9
Other non-current assets
Prepaid expenses and other	$23.8	$39.9
Accounts receivable(1)	325.2	313.1
Tax credits receivable	109.6	119.8
	$458.6	$472.8

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(1)	Unamortized discounts on long-term, non-interest bearing receivables were $18.0 million and $17.6 million at March 31, 2018 and 2017, respectively.

Supplemental Cash Flow Information

Interest paid during the fiscal year ended March 31, 2018 amounted to $119.7 million (2017 — $79.8 million; 2016 — $42.7 million).

Income taxes paid (refunded) during the fiscal year ended March 31, 2018 amounted to net tax refunds received of $20.3 million (2017 — net tax paid of $14.3 million; 2016 — net tax paid of $10.2 million).

The supplemental schedule of non-cash investing and financing activities is presented below:

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions)
Non-cash investing activities:
Issuance of common shares related to business acquisitions (see Note 2)	$—	$1,327.7	$57.0
Accrued purchase consideration for dissenting shareholders (see Note 2)	$—	$797.3	$—
Issuance of Starz share-based payment replacement awards	$—	$186.5	$—

Non-cash financing activities:
Accrued dividends (see Note 12)	$19.1	$—	$13.2
Conversions of convertible senior subordinated notes (see Note 7)	$—	$41.9	$16.2